JSD
Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 159.3% (96.2% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 143.9% (86.9% of Total Investments) (2)
	Aerospace & Defense – 2.8% (1.7% of Total Investments)
$2,380	Sequa Corporation, Term Loan, First Lien	7.776%	3-Month LIBOR	5.000%	11/28/21	B-	$2,357,711
854	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	840,572
1,646	Transdigm, Inc., Term Loan F	4.983%	1-Month LIBOR	2.500%	6/09/23	Ba3	1,643,142
4,880	Total Aerospace & Defense						4,841,425
	Air Freight & Logistics – 1.3% (0.8% of Total Investments)
741	Ceva Group PLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	716,467
803	PAE Holding Corporation, Term Loan B	7.983%	1-Month LIBOR	5.500%	10/20/22	B+	804,598
722	XPO Logistics, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/24/25	BBB-	719,494
2,266	Total Air Freight & Logistics						2,240,559
	Airlines – 2.3% (1.4% of Total Investments)
1,680	American Airlines, Inc., Replacement Term Loan	4.481%	1-Month LIBOR	2.000%	10/10/21	BB+	1,679,479
595	American Airlines, Inc., Term Loan 2025	4.229%	1-Month LIBOR	1.750%	6/27/25	BB+	587,908
495	American Airlines, Inc., Term Loan B	4.479%	1-Month LIBOR	2.000%	4/28/23	BB+	492,300
1,305	American Airlines, Inc., Term Loan B	4.473%	1-Month LIBOR	2.000%	12/14/23	BB+	1,298,346
4,075	Total Airlines						4,058,033
	Auto Components – 1.3% (0.8% of Total Investments)
843	DexKo Global, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	7/24/24	B1	842,899
1,000	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,005,305
490	Superior Industries International, Inc., Term Loan B	6.483%	1-Month LIBOR	4.000%	5/22/24	B1	484,205
2,333	Total Auto Components						2,332,409
	Beverages – 0.8% (0.5% of Total Investments)
1,439	Jacobs Douwe Egberts, Term Loan B	4.563%	1-Month LIBOR	2.000%	11/01/25	Ba2	1,444,891
	Biotechnology – 1.1% (0.7% of Total Investments)
1,960	Grifols, Inc., Term Loan B	4.674%	1-Week LIBOR	2.250%	1/31/25	BB	1,964,900
	Building Products – 1.9% (1.1% of Total Investments)
600	ACProducts, Inc., Term Loan, First Lien	7.983%	1-Month LIBOR	5.500%	2/15/24	B+	573,000
345	Fairmount, Initial Term Loan	6.598%	3-Month LIBOR	3.750%	6/01/25	BB	307,843
324	Ply Gem Industries, Inc., Term Loan B	6.354%	3-Month LIBOR	3.750%	4/12/25	B+	319,864

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Building Products (continued)
$2,049	Quikrete Holdings, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	11/15/23	BB-	$2,042,932
3,318	Total Building Products						3,243,639
	Capital Markets – 2.0% (1.2% of Total Investments)
1,741	Capital Automotive LP, Term Loan, Second Lien	8.483%	1-Month LIBOR	6.000%	3/24/25	B3	1,753,885
1,687	RPI Finance Trust, Term Loan B6	4.483%	1-Month LIBOR	2.000%	3/27/23	BBB-	1,691,255
3,428	Total Capital Markets						3,445,140
	Chemicals – 0.4% (0.2% of Total Investments)
422	Ineos US Finance LLC, Term Loan	4.483%	1-Month LIBOR	2.000%	4/01/24	BB+	420,941
299	SI Group, Term Loan B	7.348%	3-Month LIBOR	4.750%	10/15/25	B	301,118
721	Total Chemicals						722,059
	Commercial Services & Supplies – 5.3% (3.2% of Total Investments)
956	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.823%	3-Month LIBOR	4.250%	6/21/24	B	940,503
2,748	Formula One Group, Term Loan B	4.983%	1-Month LIBOR	2.500%	2/01/24	B+	2,715,236
154	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.598%	3-Month LIBOR	4.000%	10/19/23	B2	153,676
497	GFL Environmental, Term Loan	5.483%	1-Month LIBOR	3.000%	5/31/25	B+	494,228
1,905	iQor US, Inc., Term Loan, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,804,406
167	iQor US, Inc., Term Loan, Second Lien	11.342%	3-Month LIBOR	8.750%	4/01/22	Caa3	136,111
764	KAR Auction Services, Inc., Term Loan B5	5.125%	3-Month LIBOR	2.500%	3/09/23	Ba2	765,528
677	LSC Communications, Refinancing Term Loan	7.931%	1-Week LIBOR	5.500%	9/30/22	B1	679,204
503	Protection One, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	5/02/22	BB-	504,729
970	Universal Services of America, Initial Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	7/28/22	B2	958,394
170	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	Ba3	164,045
9,511	Total Commercial Services & Supplies						9,316,060
	Communications Equipment – 3.0% (1.8% of Total Investments)
2,275	Avaya, Inc., Term Loan B	6.723%	1-Month LIBOR	4.250%	12/15/24	B	2,284,468
168	CBS Radio, Inc., Term Loan B	5.229%	1-Month LIBOR	2.750%	11/18/24	BB	167,834
1,350	CommScope, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	4/06/26	Ba1	1,363,709
898	Mitel US Holdings, Inc., Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	11/30/25	B	890,343
519	Plantronics, Term Loan B	4.983%	1-Month LIBOR	2.500%	7/02/25	Ba1	518,175
5,210	Total Communications Equipment						5,224,529
	Construction & Engineering – 1.2% (0.7% of Total Investments)
745	KBR, Inc, Term Loan B	6.233%	1-Month LIBOR	3.750%	4/25/25	Ba3	749,958

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,323	Traverse Midstream Partners, Term Loan B	6.590%	3-Month LIBOR	4.000%	9/27/24	B+	$1,321,840
2,068	Total Construction & Engineering						2,071,798
	Consumer Finance – 0.8% (0.4% of Total Investments)
742	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Week LIBOR	1.750%	8/09/24	BBB-	743,569
565	Verscend Technologies, Tern Loan B	6.983%	1-Month LIBOR	4.500%	8/27/25	B+	569,405
1,307	Total Consumer Finance						1,312,974
	Containers & Packaging – 0.4% (0.2% of Total Investments)
699	Berry Global, Inc., Term Loan Q	4.481%	1-Month LIBOR	2.000%	10/01/22	BBB-	698,684
	Distributors – 0.4% (0.2% of Total Investments)
744	SRS Distribution, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	5/23/25	B3	726,387
	Diversified Consumer Services – 2.3% (1.4% of Total Investments)
1,820	Cengage Learning Acquisitions, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	6/07/23	B	1,757,144
1,065	Houghton Mifflin, Term Loan B, First Lien	5.483%	1-Month LIBOR	3.000%	5/28/21	B	1,029,904
421	Laureate Education, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	4/26/24	B+	422,691
748	Refinitiv, Term Loan B	6.233%	1-Month LIBOR	3.750%	10/01/25	B	741,268
4,054	Total Diversified Consumer Services						3,951,007
	Diversified Financial Services – 2.5% (1.5% of Total Investments)
561	Freedom Mortgage Corporation, Initial Term Loan	7.233%	1-Month LIBOR	4.750%	2/23/22	Ba2	565,305
605	Getty Images Inc., Term Loan B, First Lien	7.000%	1-Month LIBOR	4.500%	2/19/26	B2	604,092
377	Hilton Hotels, Term Loan B	4.227%	1-Month LIBOR	1.750%	10/25/23	BBB-	378,931
376	Lions Gate Entertainment Corp., Term Loan B	4.733%	1-Month LIBOR	2.250%	3/24/25	Ba2	374,921
1,141	Veritas US, Inc., Term Loan B1	7.009%	3-Month LIBOR	4.500%	1/27/23	B	1,073,179
2,200	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	1,415,096
5,260	Total Diversified Financial Services						4,411,524
	Diversified Telecommunication Services – 7.6% (4.6% of Total Investments)
703	CenturyLink, Inc., Initial Term Loan A	5.233%	1-Month LIBOR	2.750%	11/01/22	BBB-	704,225
4,244	CenturyLink, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	1/31/25	BBB-	4,224,138
2,521	Frontier Communications Corporation, Term Loan B	6.240%	1-Month LIBOR	3.750%	1/14/22	B	2,464,924
195	Intelsat Jackson Holdings, S.A., Term Loan B4	6.979%	1-Month LIBOR	4.500%	1/02/24	B1	196,872
312	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	315,310
200	Level 3 Financing, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	2/22/24	BBB-	200,350
1,990	Numericable Group S.A., Term Loan B13	6.473%	1-Month LIBOR	4.000%	8/14/26	B	1,954,459

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,250	Windstream Services LLC, DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$1,253,906
2,000	Ziggo B.V., Term Loan E	4.973%	1-Month LIBOR	2.500%	4/15/25	B+	1,985,210
13,415	Total Diversified Telecommunication Services						13,299,394
	Electric Utilities – 1.6% (0.9% of Total Investments)
424	EFS Cogen Holdings LLC, Term Loan B	5.860%	3-Month LIBOR	3.250%	6/28/23	BB	423,803
1,592	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/23	BBB-	1,595,367
685	Vistra Operations Co., Term Loan B3	4.476%	1-Month LIBOR	2.000%	12/31/25	BBB-	686,408
2,701	Total Electric Utilities						2,705,578
	Electronic Equipment, Instruments & Components – 0.5% (0.3% of Total Investments)
804	TTM Technologies, Inc., Term Loan B	5.002%	1-Month LIBOR	2.500%	9/28/24	BB+	804,527
	Energy Equipment & Services – 1.8% (1.1% of Total Investments)
1,980	McDermott International, Term Loan	7.483%	1-Month LIBOR	5.000%	5/12/25	Ba3	1,963,704
1,400	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	1,123,774
3,380	Total Energy Equipment & Services						3,087,478
	Equity Real Estate Investment Trust – 2.0% (1.2% of Total Investments)
3,057	Communications Sales & Leasing, Inc., Shortfall Term Loan, (DD1)	7.483%	1-Month LIBOR	5.000%	10/24/22	Caa1	3,019,033
488	Realogy Group LLC, Term Loan A	4.730%	1-Month LIBOR	2.250%	2/08/23	Ba1	482,625
3,545	Total Equity Real Estate Investment Trust						3,501,658
	Food & Staples Retailing – 6.5% (3.9% of Total Investments)
939	Albertson's LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	6/22/23	Ba2	941,135
7,358	Albertson's LLC, Term Loan B7	5.483%	1-Month LIBOR	3.000%	11/17/25	Ba2	7,375,935
947	Del Monte Foods Company, Term Loan, First Lien	5.901%	3-Month LIBOR	3.250%	2/18/21	CCC+	732,280
2,216	US Foods, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	6/27/23	BBB-	2,213,941
11,460	Total Food & Staples Retailing						11,263,291
	Food Products – 0.3% (0.2% of Total Investments)
598	American Seafoods Group LLC, Term Loan B	5.230%	1-Month LIBOR	2.750%	8/21/23	BB-	598,495
	Health Care Equipment & Supplies – 2.8% (1.7% of Total Investments)
1,044	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	1,048,961
286	Air Methods Term Loan, First Lien, (DD1)	6.101%	3-Month LIBOR	3.500%	4/22/24	B	247,405
596	Greatbatch, New Term Loan B	5.480%	1-Month LIBOR	3.000%	10/27/22	B+	599,498
1,668	Onex Carestream Finance LP, Term Loan, First Lien	8.233%	1-Month LIBOR	5.750%	2/28/21	B1	1,636,722
849	Onex Carestream Finance LP, Term Loan, Second Lien	11.983%	1-Month LIBOR	9.500%	6/07/21	B-	827,950

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Equipment & Supplies (continued)
$608	Vyaire Medical, Inc., Term Loan B, (DD1)	7.350%	3-Month LIBOR	4.750%	4/16/25	B3	$545,634
5,051	Total Health Care Equipment & Supplies						4,906,170
	Health Care Providers & Services – 9.6% (5.8% of Total Investments)
242	Air Medical Group Holdings, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	3/14/25	B1	238,312
918	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	5.723%	1-Month LIBOR	3.250%	4/28/22	B1	897,888
496	Ardent Health, Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	6/30/25	B1	498,267
635	Brightspring Health, Delayed Draw, Term Loan	6.977%	1-Month LIBOR	4.500%	3/05/26	B1	639,971
58	Brightspring Health, Delayed Draw, Term Loan, (6)	4.500%	N/A	4.500%	3/05/26	B1	58,179
419	Catalent Pharma Solutions, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	5/20/24	BB	419,698
235	Civitas Solutions Inc., Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	237,293
15	Civitas Solutions Inc., Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	14,739
769	ConvaTec Healthcare, Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	769,371
550	Envision Healthcare Corporation, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	532,375
249	HCA, Inc., Term Loan B11	4.233%	1-Month LIBOR	1.750%	3/17/23	BBB-	250,188
460	Heartland Dental Care, Inc., Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	4/30/25	B2	454,313
10	Heartland Dental Care, Inc., Term Loan, First Lien, (6)	5.587%	N/A	5.587%	4/30/25	B2	10,167
1,459	Kindred at Home Hospice, Term Loan B	6.250%	1-Month LIBOR	3.750%	7/02/25	B1	1,465,122
400	Kindred at Home Hospice, Term Loan, Second Lien	9.500%	1-Month LIBOR	7.000%	7/02/26	CCC+	411,750
1,925	Lifepoint Health, Inc., Term Loan	6.987%	1-Month LIBOR	4.500%	11/16/25	B+	1,937,207
534	Millennium Laboratories, Inc., Term Loan B, First Lien	8.983%	1-Month LIBOR	6.500%	12/21/20	Caa3	264,318
3,465	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	4.983%	1-Month LIBOR	2.500%	8/18/22	Ba3	3,450,291
1,268	Prospect Medical Holdings, Term Loan B1	8.000%	1-Month LIBOR	5.500%	2/22/24	B	1,199,718
117	Quorum Health Corp., Term Loan B	9.233%	1-Month LIBOR	6.750%	4/29/22	B1	116,078
1,522	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	1,526,059
1,167	Team Health, Initial Term Loan	5.233%	1-Month LIBOR	2.750%	2/06/24	B	1,098,160

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$148	Vizient Inc., Term Loan B	0.000%	N/A	N/A	4/17/26	BB-	$149,427
17,061	Total Health Care Providers & Services						16,638,891
	Health Care Technology – 0.8% (0.5% of Total Investments)
1,440	Emdeon, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	3/01/24	B+	1,441,670
	Hotels, Restaurants & Leisure – 12.2% (7.4% of Total Investments)
1,018	24 Hour Fitness Worldwide, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,022,870
2,690	Burger King Corporation, Term Loan B3	4.733%	1-Month LIBOR	2.250%	2/16/24	Ba3	2,689,502
1,805	Caesars Entertainment Operating Company, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	10/06/24	BB	1,799,063
1,975	Caesars Resort Collection, Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	12/23/24	BB	1,983,433
150	Carrols Restaurant Group Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	150,812
1,252	CCM Merger, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	8/09/21	BB-	1,254,495
1,625	CityCenter Holdings LLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	4/18/24	BB-	1,625,926
1,236	Equinox Holdings, Inc., Term Loan B1	5.483%	1-Month LIBOR	3.000%	3/08/24	B+	1,238,178
1,109	Life Time Fitness, Inc., Term Loan B	5.379%	3-Month LIBOR	2.750%	6/10/22	BB-	1,109,096
350	MGM Resorts International, Term Loan A	4.733%	1-Month LIBOR	2.250%	12/21/23	BB+	348,833
997	Penn National Gaming Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	10/15/25	BB	999,605
3,802	Scientific Games Corp., Initial Term Loan B5	5.233%	1-Month LIBOR	2.750%	8/14/24	Ba3	3,797,814
1,508	Stars Group Holdings, Term Loan B	6.101%	3-Month LIBOR	3.500%	7/10/25	B+	1,517,252
1,717	Station Casino LLC, Term Loan B	4.990%	1-Month LIBOR	2.500%	6/08/23	BB	1,722,232
21,234	Total Hotels, Restaurants & Leisure						21,259,111
	Household Durables – 0.3% (0.2% of Total Investments)
629	Serta Simmons Holdings LLC, Term Loan, First Lien	5.973%	1-Month LIBOR	3.500%	11/08/23	CCC+	460,918
	Household Products – 0.9% (0.6% of Total Investments)
1,627	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	2/05/23	B+	1,632,632
	Industrial Conglomerates – 0.4% (0.2% of Total Investments)
743	Education Advisory Board, Term Loan, First Lien	6.381%	3-Month LIBOR	3.750%	11/15/24	B2	736,931
	Insurance – 0.9% (0.5% of Total Investments)
490	Acrisure LLC, Term Loan B	6.879%	3-Month LIBOR	4.250%	11/22/23	B	490,037

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Insurance (continued)
$1,006	Hub International Holdings, Inc., Term Loan B	5.336%	2-Month LIBOR	2.750%	4/25/25	B	$997,562
1,496	Total Insurance						1,487,599
	Interactive Media & Services – 1.1% (0.7% of Total Investments)
954	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.738%	1-Month LIBOR	3.000%	11/03/23	BB-	905,558
997	WeddingWire, Inc., Term Loan	6.983%	1-Month LIBOR	4.500%	12/19/25	B+	1,004,981
1,951	Total Interactive Media & Services						1,910,539
	Internet & Direct Marketing Retail – 1.0% (0.6% of Total Investments)
1,739	Uber Technologies, Inc., Term Loan	6.484%	1-Month LIBOR	4.000%	4/04/25	N/R	1,749,868
	Internet Software & Services – 1.0% (0.6% of Total Investments)
972	Ancestry.com, Inc., Term Loan, First Lien	5.740%	1-Month LIBOR	3.250%	10/19/23	B	976,147
367	Dynatrace, Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	8/22/25	B1	368,336
37	Dynatrace, Term Loan, Second Lien	9.483%	1-Month LIBOR	7.000%	8/21/26	CCC+	37,287
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.733%	1-Month LIBOR	8.250%	4/28/22	CCC	342,832
2,485	Total Internet Software & Services						1,724,602
	IT Services – 6.9% (4.2% of Total Investments)
337	DTI Holdings, Inc., Replacement Term Loan B1	7.333%	3-Month LIBOR	4.750%	9/29/23	B	318,127
685	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	7/10/22	BB	685,518
2,550	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	4/26/24	BB	2,552,112
640	Gartner, Inc., Term Loan A	3.983%	1-Month LIBOR	1.500%	3/21/22	BB+	642,770
417	GTT Communications, Inc., Term Loan, First Lien	5.230%	1-Month LIBOR	2.750%	6/02/25	B2	404,473
1,263	Sabre, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/22/24	BB	1,262,817
1,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.473%	1-Month LIBOR	9.000%	3/11/24	CCC+	1,155,000
1,196	Syniverse Holdings, Inc., Term Loan C	7.473%	1-Month LIBOR	5.000%	3/09/23	B	1,142,902
982	Tempo Acquisition LLC, Term Loan B	5.483%	1-Month LIBOR	3.000%	5/01/24	B1	984,957
1,250	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,224,219
1,035	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	Ba3	1,003,734
729	WEX, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/23	BB-	731,884
12,584	Total IT Services						12,108,513
	Machinery – 1.5% (0.9% of Total Investments)
153	BJ's Wholesale Club, Inc., Term Loan B	5.473%	1-Month LIBOR	3.000%	2/01/24	B	154,086
693	Gardner Denver, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	7/30/24	BB+	695,814
624	Gates Global LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	4/01/24	B+	625,542

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$822	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.101%	3-Month LIBOR	4.500%	11/27/20	CCC+	$777,482
400	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.601%	3-Month LIBOR	9.000%	11/26/21	CCC-	339,502
2,692	Total Machinery						2,592,426
	Marine – 0.8% (0.5% of Total Investments)
637	American Commercial Lines LLC, Term Loan B, First Lien	11.233%	1-Month LIBOR	8.750%	11/12/20	CCC+	448,376
969	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	967,169
1,606	Total Marine						1,415,545
	Media – 12.3% (7.4% of Total Investments)
215	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	7/23/21	B	189,292
328	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.737%, PIK 1.750%)	6.487%	1-Month LIBOR	4.000%	4/10/24	N/R	288,282
73	Catalina Marketing Corporation, First Out Loan	9.973%	1-Month LIBOR	7.500%	2/15/23	B2	62,157
90	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 3.484%, PIK 9.500%)	3.473%	1-Month LIBOR	1.000%	8/15/23	Caa2	44,535
472	Cineworld Group PLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	2/28/25	BB-	471,066
3,298	Clear Channel Communications, Inc., Term Loan D, (5)	0.000%	N/A	N/A	1/30/20	B1	2,458,355
3,945	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	B1	2,949,249
495	CSC Holdings LLC, Term Loan B	4.973%	1-Month LIBOR	2.500%	1/25/26	BB	495,619
1,770	Cumulus Media, Inc., Exit Term Loan	6.990%	1-Month LIBOR	4.500%	5/13/22	B	1,758,523
500	EW Scripps, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	501,875
415	Gray Television, Inc., Term Loan B2	4.727%	1-Month LIBOR	2.250%	2/07/24	BB	415,294
688	IMG Worldwide, Inc., Term Loan B	5.360%	3-Month LIBOR	2.750%	5/18/25	B	672,380
1,772	Intelsat Jackson Holdings, S.A., Term Loan B	6.229%	1-Month LIBOR	3.750%	11/30/23	B1	1,773,716
2,678	McGraw-Hill Education Holdings LLC, Term Loan B	6.483%	1-Month LIBOR	4.000%	5/02/22	B+	2,570,686
682	Meredith Corporation, Term Loan B1	5.233%	1-Month LIBOR	2.750%	1/31/25	BB	685,293
746	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	7/03/25	BB	746,250
400	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.990%	1-Month LIBOR	4.500%	7/03/26	B2	390,500
256	Nexstar Broadcasting, Inc., Term Loan B3	4.752%	1-Month LIBOR	2.250%	1/17/24	BB+	255,457
1,363	Nexstar Broadcasting, Inc., Term Loan B3	4.729%	1-Month LIBOR	2.250%	1/17/24	BB+	1,357,787
133	Red Ventures, Term Loan B	5.483%	1-Month LIBOR	3.000%	11/08/24	B1	133,264

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$249	Sinclair Television Group, Term Loan B2	4.740%	1-Month LIBOR	2.250%	1/03/24	BB+	$249,830
713	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.983%	1-Month LIBOR	3.500%	8/15/22	B	714,549
2,219	WideOpenWest Finance LLC, Term Loan B	5.737%	1-Month LIBOR	3.250%	8/18/23	B	2,185,585
23,500	Total Media						21,369,544
	Mortgage Real Estate Investment Trust – 0.6% (0.4% of Total Investments)
1,079	Capital Automotive LP, Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	3/25/24	B1	1,078,073
	Multiline Retail – 1.1% (0.7% of Total Investments)
890	Belk, Inc., Term Loan B, First Lien	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	748,463
619	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	613,338
299	Hudson's Bay Company, Term Loan B, First Lien	5.812%	2-Month LIBOR	3.250%	9/30/22	BB	296,731
315	Neiman Marcus Group, Inc., Term Loan	5.724%	1-Month LIBOR	3.250%	10/25/20	Caa2	292,302
2,123	Total Multiline Retail						1,950,834
	Oil, Gas & Consumable Fuels – 3.5% (2.1% of Total Investments)
1,083	BCP Renaissance Parent, Term Loan B	6.083%	3-Month LIBOR	3.500%	10/31/24	B+	1,090,036
599	California Resources Corporation, Term Loan	12.854%	1-Month LIBOR	10.375%	12/31/21	B	618,201
1,665	California Resources Corporation, Term Loan B	7.229%	1-Month LIBOR	4.750%	12/31/22	B	1,619,629
923	Fieldwood Energy LLC, Exit Term Loan	7.730%	1-Month LIBOR	5.250%	4/11/22	B+	893,663
1,456	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.733%	1-Month LIBOR	7.250%	4/11/23	B+	1,275,206
521	Peabody Energy Corporation, Term Loan B	5.233%	1-Month LIBOR	2.750%	3/31/25	BB	519,397
6,247	Total Oil, Gas & Consumable Fuels						6,016,132
	Personal Products – 1.4% (0.9% of Total Investments)
992	Coty, Inc., Term Loan B	4.724%	1-Month LIBOR	2.250%	4/07/25	BB	971,826
1,921	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	1,505,999
2,913	Total Personal Products						2,477,825
	Pharmaceuticals – 2.0% (1.2% of Total Investments)
1,705	Concordia Healthcare Corp, Exit Term Loan	7.984%	1-Month LIBOR	5.500%	9/06/24	B-	1,604,890
351	Valeant Pharmaceuticals International, Inc., Term Loan B	5.224%	1-Month LIBOR	2.750%	11/27/25	Ba2	351,475

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$1,553	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien, (DD1)	5.474%	1-Month LIBOR	3.000%	6/02/25	Ba2	$1,561,795
3,609	Total Pharmaceuticals						3,518,160
	Professional Services – 2.1% (1.3% of Total Investments)
986	Ceridian HCM Holding, Inc., Term Loan B	5.252%	1-Month LIBOR	3.250%	4/30/25	B2	992,858
500	Dun & Bradstreet Corp., Initial Term Loan	7.479%	1-Month LIBOR	5.000%	2/06/26	B2	504,378
980	Nielsen Finance LLC, Term Loan B4	4.472%	1-Month LIBOR	2.000%	10/04/23	BBB-	977,736
1,376	Skillsoft Corporation, Initial Term Loan, First Lien	7.233%	1-Month LIBOR	4.750%	4/28/21	B3	1,157,674
3,842	Total Professional Services						3,632,646
	Real Estate Management & Development – 0.8% (0.5% of Total Investments)
1,038	GGP, Initial Term Loan A2	4.729%	1-Month LIBOR	2.250%	8/28/23	BB+	1,014,307
381	GGP, Term Loan B	4.979%	1-Month LIBOR	2.500%	8/27/25	BB+	373,345
1,419	Total Real Estate Management & Development						1,387,652
	Road & Rail – 1.9% (1.1% of Total Investments)
1,671	Avolon LLC, Term Loan B	4.487%	1-Month LIBOR	2.000%	1/15/25	Baa2	1,673,523
967	Quality Distribution, Incremental Term Loan, First Lien	8.101%	3-Month LIBOR	5.500%	8/18/22	B2	965,082
672	Savage Enterprises LLC, Term Loan B	6.980%	1-Month LIBOR	4.500%	8/01/25	B+	678,200
3,310	Total Road & Rail						3,316,805
	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)
452	Cabot Microelectronics, Term Loan B	4.750%	1-Month LIBOR	2.250%	11/14/25	BB+	454,061
296	Lumileds, Term Loan B	6.063%	1-Month LIBOR	3.500%	6/30/24	B+	224,936
302	Microchip Technology., Inc, Term Loan B	4.490%	1-Month LIBOR	2.000%	5/29/25	Baa3	301,904
873	Micron Technology, Inc., Term Loan B	4.240%	1-Month LIBOR	1.750%	4/26/22	Baa2	875,156
713	ON Semiconductor Corporation, Term Loan B3	4.233%	1-Month LIBOR	1.750%	3/31/23	Baa3	711,337
2,636	Total Semiconductors & Semiconductor Equipment						2,567,394
	Software – 14.0% (8.5% of Total Investments)
964	Blackboard, Inc., Term Loan B4	7.529%	1-Month LIBOR	5.000%	6/30/21	B-	960,203
232	Compuware Corporation, Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	8/22/25	B1	234,169
1,000	Datto, Inc., Term Loan	6.733%	1-Month LIBOR	4.250%	4/02/26	B	1,012,500
600	DiscoverOrg LLC, Term Loan B	7.236%	3-Month LIBOR	4.500%	2/02/26	B	598,002
657	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	657,802
1,945	Greeneden U.S. Holdings II LLC, Term Loan B	5.733%	1-Month LIBOR	3.250%	12/01/23	B2	1,950,168
2,331	Infor (US), Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	2/01/22	B1	2,335,297
1,444	Informatica, Term Loan B	5.733%	1-Month LIBOR	3.250%	8/05/22	B1	1,450,801
973	Kronos Incorporated, Term Loan, First Lien	5.736%	3-Month LIBOR	3.000%	11/01/23	B	975,659

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$458	McAfee Holdings International, Inc., Term Loan, Second Lien	10.979%	1-Month LIBOR	8.500%	9/29/25	B-	$465,323
1,419	McAfee LLC, Term Loan B	6.229%	1-Month LIBOR	3.750%	9/30/24	B1	1,429,846
308	Micro Focus International PLC, New Term Loan	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	307,916
2,082	Micro Focus International PLC, Term Loan B	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	2,079,433
1,176	Micro Focus International PLC, Term Loan B2	4.733%	1-Month LIBOR	2.250%	11/19/21	BB-	1,171,684
371	Misys, New Term Loan, Second Lien	9.851%	3-Month LIBOR	7.250%	6/13/25	CCC+	371,252
126	Mitchell International, Inc., Initial Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	11/29/24	B2	124,838
133	Mitchell International, Inc., Initial Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	12/01/25	CCC	131,267
733	RP Crown Parent LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	10/15/23	B1	734,041
1,423	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	1,425,992
1,018	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.733%	1-Month LIBOR	2.250%	4/16/25	BB	1,019,339
995	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	996,540
3,472	TIBCO Software, Inc., Term Loan, First Lien	5.990%	1-Month LIBOR	3.500%	12/04/20	B1	3,480,529
500	Ultimate Software, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	504,188
24,360	Total Software						24,416,789
	Specialty Retail – 2.6% (1.6% of Total Investments)
701	Academy, Ltd., Term Loan B	6.494%	1-Month LIBOR	4.000%	7/01/22	CCC+	524,584
1,651	Petco Animal Supplies, Inc., Term Loan B1	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	1,348,039
2,681	Petsmart Inc., Term Loan B, First Lien, (DD1)	6.730%	1-Month LIBOR	4.250%	3/11/22	B3	2,592,537
157	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.473%	1-Month LIBOR	8.000%	11/08/24	CCC-	68,887
5,190	Total Specialty Retail						4,534,047
	Technology Hardware, Storage & Peripherals – 7.0% (4.2% of Total Investments)
2,673	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	2,661,647
3,522	Dell International LLC, Refinancing Term Loan B	4.490%	1-Month LIBOR	2.000%	9/07/23	BBB-	3,527,704
1,572	Dell International LLC, Replacement Term Loan A2	4.240%	1-Month LIBOR	1.750%	9/07/21	BBB-	1,571,941

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$4,462	Western Digital, Term Loan B	4.233%	1-Month LIBOR	1.750%	4/29/23	Baa2	$4,428,281
12,229	Total Technology Hardware, Storage & Peripherals						12,189,573
	Trading Companies & Distributors – 0.4% (0.2% of Total Investments)
617	Univar, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/24	BB+	618,741
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
499	Atlantic Aviation FBO Inc., Term Loan	6.240%	1-Month LIBOR	3.750%	12/06/25	BB	505,608
	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)
798	Sprint Corporation, Incremental Term Loan	5.500%	1-Month LIBOR	3.000%	2/02/24	Ba2	787,694
2,940	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	2,862,090
3,738	Total Wireless Telecommunication Services						3,649,784
$258,825	Total Variable Rate Senior Loan Interests (cost $254,409,495)						250,561,461

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.3% (8.0% of Total Investments)
	Communications Equipment – 2.9% (1.7% of Total Investments)
$85	Avaya Inc., 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
2,085	Avaya Inc., 144A, (5), (7)	10.500%	3/01/21	N/R	—
3,509	Intelsat Jackson Holdings S.A.	5.500%	8/01/23	CCC+	3,162,486
1,790	Intelsat Jackson Holdings S.A., 144A	9.750%	7/15/25	CCC+	1,836,988
7,469	Total Communications Equipment				4,999,474
	Containers & Packaging – 0.9% (0.5% of Total Investments)
1,502	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	1,506,623
	Diversified Telecommunication Services – 0.7% (0.4% of Total Investments)
415	Consolidated Communications Inc.	6.500%	10/01/22	B3	393,731
855	Intelsat Luxembourg S.A.	7.750%	6/01/21	Ca	795,150
1,270	Total Diversified Telecommunication Services				1,188,881
	Health Care Providers & Services – 0.3% (0.2% of Total Investments)
350	Tenet Healthcare Corporation	4.750%	6/01/20	BB	353,937
230	Tenet Healthcare Corporation	6.000%	10/01/20	BB	237,763
580	Total Health Care Providers & Services				591,700
	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)
1,173	Scientific Games International Inc.	10.000%	12/01/22	B-	1,234,583
650	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	646,750
1,823	Total Hotels, Restaurants & Leisure				1,881,333
	Media – 3.8% (2.3% of Total Investments)
965	AMC Entertainment Holdings Inc.	6.125%	5/15/27	B3	898,656

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$100	Charter Communications Operating LLC	3.579%	7/23/20	BBB-	$100,714
250	Clear Channel Worldwide Holdings Inc., 144A	9.250%	2/15/24	CCC+	269,063
345	DISH DBS Corporation	5.125%	5/01/20	BB-	347,156
2,835	iHeartCommunications Inc., (5)	9.000%	12/15/19	CCC	2,097,900
6,047	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	CC	816,269
795	iHeartCommunications Inc., (5)	9.000%	3/01/21	CCC	588,300
1,985	Intelsat Luxembourg S.A.	8.125%	6/01/23	CCC-	1,501,156
13,322	Total Media				6,619,214
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
35	California Resources Corporation, 144A	8.000%	12/15/22	B-	26,731
400	Denbury Resources Inc.	6.375%	8/15/21	CCC	332,000
1,340	Denbury Resources Inc., 144A	9.250%	3/31/22	B	1,356,750
1,775	Total Oil, Gas & Consumable Fuels				1,715,481
	Pharmaceuticals – 0.4% (0.3% of Total Investments)
310	Advanz Pharma Corporation	8.000%	9/06/24	B-	289,850
500	Bausch Health Cos Inc., 144A	6.500%	3/15/22	Ba2	517,500
810	Total Pharmaceuticals				807,350
	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)
106	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	118,455
	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)
550	Sprint Communications Inc.	7.000%	8/15/20	B+	570,625
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,860,000
250	Sprint Corporation	7.125%	6/15/24	B+	250,547
3,550	Total Wireless Telecommunication Services				3,681,172
$32,207	Total Corporate Bonds (cost $25,975,047)				23,109,683

Shares	Description (1)	Value
	COMMON STOCKS – 1.9% (1.2% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
23,683	Cengage Learning Holdings II Inc., (8), (9)	$205,261
	Energy Equipment & Services – 0.4% (0.3% of Total Investments)
12,611	C&J Energy Services Inc., (9)	177,184
28,730	Transocean Ltd	225,818
1,318	Vantage Drilling International, (8), (9)	339,385
	Total Energy Equipment & Services	742,387
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
13,189	Millennium Health LLC, (8), (9)	462
12,290	Millennium Health LLC, (7), (9)	12,757

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
11,533	Millennium Health LLC, (7), (9)	$11,962
	Total Health Care Providers & Services	25,181
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
1,905	Catalina Marketing Corporation, (8), (9)	7,620
	Marine – 0.3% (0.2% of Total Investments)
2,279	HGIM Corporation, (8), (9)	77,486
10,185	HGIM Corporation, (8)	346,290
	Total Marine	423,776
	Media – 0.2% (0.1% of Total Investments)
22,911	Cumulus Media Inc., (9)	415,147
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
4,093	Advanz Pharma Corporation, (9)	73,142
	Software – 0.9% (0.5% of Total Investments)
78,957	Avaya Holdings Corporation, (9)	1,506,500
	Specialty Retail – 0.0% (0.0% of Total Investments)
5,454	Gymboree Holding Corporation, (8), (9)	2,727
14,849	Gymboree Holding Corporation, (8), (9)	7,424
	Total Specialty Retail	10,151
	Total Common Stocks (cost $6,500,730)	3,409,165

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.2% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
1,468	Fieldwood Energy LLC, (8), (9)	$50,157
7,268	Fieldwood Energy LLC, (8), (9)	248,326
	Total Common Stock Rights (cost $207,458)	298,483

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
8,503	Avaya Holdings Corporation, (8)	$25,509
	Total Warrants (cost $565,169)	25,509
	Total Long-Term Investments (cost $287,657,899)	277,404,301

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.4% (3.8% of Total Investments)
	INVESTMENT COMPANIES – 6.4% (3.8% of Total Investments)
11,071,553	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.332% (11)	$11,071,553
	Total Short-Term Investments (cost $11,071,553)		11,071,553
	Total Investments (cost $298,729,452) – 165.7%		288,475,854
	Borrowings – (41.3)% (12), (13)		(72,000,000)
	Term Preferred Shares, net of deferred offering costs – (19.9)% (14)		(34,708,741)
	Other Assets Less Liabilities – (4.5)% (15)		(7,631,096)
	Net Assets Applicable to Common Shares – 100%		$174,136,017
Investments in Derivatives
Credit Default Swaps - OTC Cleared
Referenced Entity	Buy/Sell Protection(16)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Citigroup Global Markets Inc.	Buy	2,000,000	5.000%	Quarterly	6/20/24	$(208,802)	$(308,832)	$(100,030)	$335

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$35,000,000	Pay	1-Month LIBOR	2.500%(17)	Monthly	11/01/20(18)	$40,195	$40,195
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JSD	Nuveen Short Duration Credit Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$250,561,461	$ —	$250,561,461
Corporate Bonds	—	23,109,683	—*	23,109,683
Common Stocks	2,397,791	986,655	24,719	3,409,165
Common Stock Rights	—	298,483	—	298,483
Warrants	—	25,509	—	25,509
Short-Term Investments:
Investment Companies	11,071,553	—	—	11,071,553
Investments in Derivatives:
Credit Default Swaps**	—	(100,030)	—	(100,030)
Interest Rate Swaps**	—	40,195	—	40,195
Total	$13,469,344	$274,921,956	$24,719	$288,416,019

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 25.0%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(17)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract's termination date.
(18)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.